DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) - Financial Expenses Net [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 33	$ 14	$ 19	$ 12
Interst Rate And Cross Currency Swap [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 4	$ 7	$ 9	$ 16